Investments in Private Companies (Tables)	12 Months Ended
Mar. 31, 2020
Investments in Private Companies [Abstract]
Schedule of investments in private companies
	Intentsity	Sentien	Total

Balance at April 1, 2018	$—	$700	$700
Acquisition of SalvaRx	4,500	—	4,500
Balance at March 31, 2019	4,500	700	5,200
Acquisition of Intensity Holding Limited	1,298	—	1,298
Unrealized gain (loss) on investment	1,611	(700)	911
Balance at March 31, 2020	$7,409	$—	$7,409